UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-22220

    Wells Fargo Multi-Strategy 100 Fund I, LLC
(Exact name of registrant as specified in charter)

c/o Wells Fargo Alternative Asset Management, LLC
333 Market Street, 29th Floor, MAC A0119-291
       San Francisco, CA 94105
(Address of principal executive offices) (Zip code)

Dede Dunegan
Wells Fargo Alternative Asset Management, LLC
550 California Street, 6th Floor
MAC A0112-063
       San Francisco, CA 94104
 (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 371-4000

Date of fiscal year end: January 31

Date of reporting period: April 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

Wells Fargo Multi-Strategy 100 Fund I, LLC

Consolidated Schedule of Investments
As of April 30, 2011 (Unaudited)

Investment in Wells Fargo Multi-Strategy 100 Master Fund I, LLC – 100.0% *	$128,726,484
Other Liabilities in Excess of Other Assets – 0.0%	(19,786)

Members’ Capital - 100.0%	$128,706,698

*
Wells Fargo Multi-Strategy 100 Fund I, LLC is a feeder fund that directly invests substantially all of its investable assets in Wells Fargo Multi-Strategy 100 Master Fund I, LLC. The Schedule of Investments of Wells Fargo Multi-Strategy 100 Master Fund I, LLC is included below.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Schedule of Investments
As of April 30, 2011 (Unaudited)

Strategy	Trusts	Cost	Fair Value
Convertible Arbitrage - 4.3%
	HFR CA Lazard Rathmore Fund	$5,240,017	$7,813,417
Distressed Securities - 11.0%
	HFR DS Feingold O'Keeffe Fund	4,225,533	4,818,023
	HFR DS Tiedemann Fund	4,508,242	4,504,648
	HFR EM Outrider Fund	9,507,043	10,845,956
			20,168,627
Equity Hedge - 33.6%
	HFR HE 360 Fund	9,907,030	9,773,752
	HFR HE Ajia Lighthorse China Growth Fund	10,002,587	12,515,194
	HFR HE Ardsley Renewable Energy Fund	4,567,229	4,569,345
	HFR HE CastleRock Fund	8,764,355	9,925,882
	HFR HE Jade Fund	8,576,865	11,795,934
	HFR HE Martin Currie Performance Fund	3,627,575	3,651,495
	HFR HE Turner Select Opportunities Fund	3,624,601	3,659,111
	HFR HE Victoire Latam Fund	5,551,008	5,634,148
			61,524,861
Event Driven - 6.2%
	HFR ED Global Fund	5,374,634	6,056,119
	HFR ED York Fund	4,764,089	5,370,840
			11,426,959
Macro - 10.5%
	HFR Macro Galtere Commodity Fund	6,207,252	6,517,521
	HFR Macro GAM Global Rates Fund	5,696,852	6,067,061
	HFR MF Beach Fund	2,737,917	3,059,190
	HFR MF Diversified Select Fund	3,484,696	3,678,301
			19,322,073
Market Neutral - 2.0%
	HFR MN Sabre Style Arbitrage Fund	3,565,684	3,627,829
Merger Arbitrage - 7.3%
	HFR MA Select Opportunity Fund	3,315,431	3,655,905
	HFR MA Shorewater Fund	5,166,691	5,337,138
	HFR MA Strategic Fund	3,974,151	4,453,681
			13,446,724

Strategy	Trusts	Cost	Fair Value
Relative Value - 25.1%
	HFR RVA Advent Global Opportunity Fund	11,204,662	12,579,153
	HFR RVA Constellation Fund	3,484,854	3,625,922
	HFR RVA Feingold O'Keeffe Fund	10,415,405	11,296,990
	HFR RVA Kayne MLP 1.25x Fund	3,660,324	5,077,539
	HFR RVA Salient MLP 1.25x Fund	4,200,396	4,935,636
	HFR RVA Whitebox Fund	7,474,654	8,566,621

			46,081,861
Total Investments** (Cost - $162,829,777*) - 100.0%			183,412,351
Other Liabilities in Excess of Other Assets – 0.0%			(66,467)

Members’ Capital - 100.0%			$183,345,884

Percentages shown are stated as a percentage of members’ capital as of April 30, 2011.

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2011, as computed for federal tax purposes, were as follows:

Aggregate cost	$161,664,462

Gross unrealized appreciation	$39,656,603
Gross unrealized depreciation	(17,908,713)
Net unrealized appreciation	$21,747,890

**	Non-income producing securities.

Investments by Strategy (as a percentage of total investments)
Equity Hedge	33.6%
Relative Value	25.1
Distressed Securities	11.0
Macro	10.5
Merger Arbitrage	7.3
Event Driven	6.2
Convertible Arbitrage	4.3
Market Neutral	2.0
100.0%

Fair Value Measurements

The Master Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

●
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

When the inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to fair value.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers between the levels indicated above for the period ended April 30, 2011.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Master Fund's members' capital as of April 30, 2011 is as follows:

Description	Total Fair Value at April 30, 2011	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Convertible Arbitrage	$7,813,417	$—	$7,813,417	$—
Distressed Securities	20,168,627	—	20,168,627	—
Equity Hedge	61,524,861	—	61,524,861	—
Event Driven	11,426,959	—	11,426,959	—
Macro	19,322,073	—	19,322,073	—
Market Neutral	3,627,829	—	3,627,829	—
Merger Arbitrage	13,446,724	—	13,446,724	—
Relative Value	46,081,861	—	46,081,861	—
Total Investments	$183,412,351	$—	$183,412,351	$—

Accounting Standards Update (“ASU”) 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the net asset value per share (the “NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV.  If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation.  In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are not considered in measuring fair value.  Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.  The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.  A detailed depiction of each investment in the Master Fund by strategy can be found in the tables within the Schedule of Investments.

The following is a summary of the investment strategies of the investments in the Trusts held in the Master Fund as of April 30, 2011.  All Trusts are redeemable monthly with 15 business days prior written notice to the administrator of respective Trust, except the following: HFR HE Victoire Latam Fund, which is redeemable monthly with 12 business days prior written notice to the administrator of respective Trust; HFR CA Lazard Rathmore Fund, which is redeemable monthly with 45 calendar days prior written notice to the administrator of respective Trust; and HFR RVA Constellation Fund, which is redeemable monthly with 60 calendar days prior written notice to the administrator of respective Trust.  The Master Fund had no unfunded capital commitments as of April 30, 2011.

The Trust in the convertible arbitrage strategy involves purchasing a portfolio of convertible securities and hedging those positions by selling short the underlying common stock.  Trading Managers will, in an effort to capitalize on relative pricing inefficiencies, purchase long positions in convertible securities, generally convertible bonds, convertible preferred stock or warrants, and hedge a portion of the equity risk by selling short the underlying common stock.  Trading Managers may also seek to hedge interest rate exposure under some circumstances.

The Trusts in the distressed securities strategy invest in, and may sell short, the securities of companies where the security’s price has been, or is expected to be, affected by a distressed situation.  This may involve reorganizations, bankruptcies, distressed sales and other corporate restructurings.  Trading Managers will seek profit opportunities arising from inefficiencies in the market for such securities and other obligations.

The Trusts in the equity hedge strategy combine core long holdings of equities with short sales of equities as well as limited use of options and CFTC-approved futures contracts primarily for hedging purposes.  Profits are made when long positions appreciate and stocks sold short depreciate.  Conversely, losses are incurred when long positions depreciate and/or the value of stocks sold short appreciates.

The Trusts in the event driven strategy invest in opportunities created by significant transactional events, such as spin-offs, mergers and acquisitions, bankruptcy reorganizations, recapitalizations and share buybacks.  Instruments include long and short common and preferred stocks, as well as debt securities, options and CFTC-approved futures contracts primarily for hedging purposes.  Trading Managers may hedge against market risk by purchasing S&P put options or put option spreads.

The Trusts in the macro strategy attempt to identify extreme price valuations in stock markets, interest rates, foreign exchange rates and physical commodities, and make leveraged bets on the anticipated price movements in these markets.  To identify extreme price valuations, Trading Managers generally employ a top-down global approach that concentrates on forecasting how global macroeconomic and political events affect the valuations of financial instruments.

The Trust in the market neutral strategy strives to generate consistent returns in both up and down markets by selecting positions with a total net exposure of zero.  Trading Managers will hold a large number of long equity positions and an equal, or close to equal, dollar amount of offsetting short positions for a total net exposure close to zero.  By taking long and short positions in equal amounts, an equity neutral Trading Manager seeks to neutralize the effect that a systematic change will have on values of the stock market as a whole.

The Trusts in the merger arbitrage strategy focus on investment opportunities that arise from corporate transactions and business combinations of varied nature, consisting of but not limited to, acquirer/target and mergers between business entities.  Trading Managers will seek profit opportunities arising from inefficiencies in the market for such securities and other obligations, as a function of ongoing transaction developments determining ultimate realized value.

The Trusts in the relative value strategy employ multiple arbitrage investment strategies including forms of fixed-income arbitrage, merger arbitrage, convertible arbitrage, pairs trading, index-rebalancing arbitrage and capital structure arbitrage.  Generally, Trading Managers take offsetting long and short positions in similar or related securities when their values, which are mathematically or historically interrelated, are temporarily distorted.  In addition, Trading Managers make decisions regarding which relative value strategies offer the best opportunities at any given time and weight strategies accordingly in their overall portfolio.

Please refer to the January 31, 2011 financial statements for full disclosure on the Master Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wells Fargo Multi-Strategy 100 Fund I, LLC

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	June 22, 2011

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	June 22, 2011

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	June 22, 2011

* Print the name and title of each signing officer under his or her signature.